Unaudited Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Accounts receivable, non-trade	$ 10,688	$ 12,793
Accounts receivable, related party balance	2,444	$ 1,677
Accumulated depreciation on finance leases	$ 292,557
Common stock, par value (in usd per share)	$ 0.001	$ 0.001
Common stock, share authorized (in shares)	725,000,000	725,000,000
Common stock, share outstanding (in shares)	100,784,683	100,784,422
Common stock, share issued (in shares)	100,784,683	100,784,422